Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of inventories

		As of December 31,
	Notes	2021	2020
Stores		3,955	3,416
Distribution centers		878	818
Commercial agreements	9.1	(416)	(444)
Allowance for loss on inventory obsolescence and damages	9.2	(37)	(51)
		4,380	3,739

Allowance for loss on inventory (obsolescence and damages)

9.2	Allowance for loss on inventory (obsolescence and damages)

	For the year ended December 31,
	2021	2020	2019
At the beginning of the year	(51)	(61)	(34)
Additions	(315)	(16)	(5)
Reversals	13	3	—
Discontinued operations	—	28	—
Foreign currency translation adjustment	—	(5)	—
Business combinations	—	—	(22)
Write-offs	316	—	—
At the end of the year	(37)	(51)	(61)